Consolidated Statements of Cash Flows - USD ($)	6 Months Ended	9 Months Ended
	Dec. 31, 2018	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (2,371)	$ (55,280)	$ (8,000)	$ (1,868)
Adjustments to reconcile net loss to net cash:
Provision (benefit) for deferred taxes			0
Changes in operating assets and liabilities:
Prepaid expenses	0	7,522	(7,522)	0
Accounts payable and accrued expenses	0	5,646	1,794	0
Net cash provided by (used in) operating activities	(2,371)	(42,112)	(13,728)	(1,476)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash provided by (used in) investing activities	0		0
CASH FLOWS FROM FINANCING ACTIVITIES
Advance from related party	1,509	25,667	(1,509)	0
Share issuance	37,974	0	1,282	8,620
Cash acquired from assets acquisition	0		44,275
Net cash provided by (used in) financing activities	39,483	25,667	44,048	8,620
Net increase (decrease) in cash	37,112	(16,445)	30,320	7,144
Cash at beginning of period	0	30,320	0	37,112
Cash at end of period	37,112	13,875	$ 30,320	44,256
Cash paid during year for:
Interest	0	0		0
Income Taxes	$ 0	$ 0		$ 0